Risk/Return Detail Data - FidelityAdvisorMulti-AssetIncomeFund-RetailPRO	Mar. 01, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity School Street Trust
FidelityAdvisorMulti-AssetIncomeFund-RetailPRO | Fidelity Advisor Multi-Asset Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity Advisor® Multi-Asset Income Fund /Fidelity® Multi-Asset Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Advisor® Multi-Asset Income Fund seeks to provide a combination of income and capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Management fee	0.66%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Acquired fund fees and expenses	0.12%	[3]
Total annual operating expenses	0.80%	[3]
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 230 % of the average value of its portfolio.
Portfolio Turnover, Rate	230.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
1 year	$ 82
3 years	255
5 years	444
10 years	$ 990
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in income producing securities of all types. Allocating the fund's assets among equity and debt securities, including common and preferred stock, investment-grade debt securities, lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), floating rate securities, and convertible securities. Investing in domestic and foreign issuers. Allocating assets across different market sectors and maturities. Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments. Adjusting allocation among asset classes to take advantage of short-term market opportunities and strategic, longer-term opportunities. Effective December 11, 2025, normally investing at least 80% of assets in a combination of debt securities and income-producing equity securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Income-producing equity securities are equity securities that pay, or are expected to pay within the next three months, dividends or interest. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	11.14%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(13.88%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorMulti-AssetIncomeFund-RetailPRO | Fidelity Advisor Multi-Asset Income Fund | Fidelity Multi-Asset Income Fund
Risk/Return:
Annual Return, Inception Date	Mar. 28, 2018
2019	23.14%
2020	16.55%
2021	17.80%
2022	(12.83%)
2023	11.72%
2024	9.96%
FidelityAdvisorMulti-AssetIncomeFund-RetailPRO | Fidelity Advisor Multi-Asset Income Fund | Return Before Taxes | Fidelity Multi-Asset Income Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	9.96%
Past 5 years	8.01%
Since Inception	9.22%	[4]
FidelityAdvisorMulti-AssetIncomeFund-RetailPRO | Fidelity Advisor Multi-Asset Income Fund | After Taxes on Distributions | Fidelity Multi-Asset Income Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	8.41%
Past 5 years	6.52%
Since Inception	7.82%	[4]
FidelityAdvisorMulti-AssetIncomeFund-RetailPRO | Fidelity Advisor Multi-Asset Income Fund | After Taxes on Distributions and Sales | Fidelity Multi-Asset Income Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	6.05%
Past 5 years	5.71%
Since Inception	6.79%	[4]
FidelityAdvisorMulti-AssetIncomeFund-RetailPRO | Fidelity Advisor Multi-Asset Income Fund | F1878
Risk/Return:
Label	S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index
Past 1 year	12.65%
Past 5 years	7.18%
Since Inception	8.10%
FidelityAdvisorMulti-AssetIncomeFund-RetailPRO | Fidelity Advisor Multi-Asset Income Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	1.25%
Past 5 years	(0.33%)
Since Inception	1.25%

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.
[3]	C Includes interest expense of certain underlying Fidelity ® funds. Excluding interest expense of the applicable underlying Fidelity ® funds, total annual operating expenses are 0.70%.
[4]	A From March 28, 2018 .